PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 95.7%
Asset-Backed Securities 14.6%
Automobiles 3.9%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C	3.500%	01/18/24	500	$ 504,216
Series 2019-01, Class B	3.130	02/18/25	300	302,426
Series 2019-01, Class C	3.360	02/18/25	400	402,870
Series 2019-02, Class C	2.740	04/18/25	700	690,642
Series 2019-03, Class C	2.320	07/18/25	1,700	1,674,986
Series 2020-01, Class B	1.480	01/21/25	1,400	1,352,558
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A	2.990	06/20/22	900	850,432
Series 2018-01A, Class A, 144A	3.700	09/20/24	1,100	1,047,340
Series 2018-02A, Class A, 144A	4.000	03/20/25	500	470,589
Series 2019-02A, Class A, 144A	3.350	09/22/25	1,100	1,018,163
Series 2019-03A, Class A, 144A	2.360	03/20/26	1,700	1,508,272
Series 2020-01A, Class A, 144A	2.330	08/20/26	1,200	1,054,775

Drive Auto Receivables Trust, Series 2019-03, Class B	2.650	02/15/24	500	499,408
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A	2.360	03/15/29	1,600	1,603,130
Series 2018-01, Class A, 144A	3.190	07/15/31	2,000	2,040,426
Series 2018-02, Class A, 144A	3.470	01/15/30	1,100	1,130,554
Series 2019-01, Class A, 144A	3.520	07/15/30	4,000	4,160,636
Series 2020-01, Class A, 144A	2.040	08/15/31	2,400	2,337,625
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A	2.480	09/15/24	500	491,948
Series 2018-02, Class A	3.170	03/15/25	4,000	3,974,005
Series 2019-02, Class A	3.060	04/15/26	500	492,912

GM Financial Consumer Automobile Receivables Trust, Series 2018-04, Class C	3.620	06/17/24	200	209,147
GMF Floorplan Owner Revolving Trust, Series 2019-02, Class A, 144A	2.900	04/15/26	2,000	1,903,838
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class B, 144A	2.550	11/14/23	845	844,978
Series 2018-01A, Class A, 144A	3.430	12/16/24	1,800	1,801,230
Series 2019-01A, Class A, 144A	3.630	09/14/27	1,900	1,962,405
Santander Drive Auto Receivables Trust,
Series 2019-02, Class C	2.900	10/15/24	1,300	1,288,397
Series 2019-03, Class B	2.280	09/15/23	1,900	1,889,636
Series 2019-03, Class C	2.490	10/15/25	800	792,778

Toyota Auto Loan Extended Note Trust, Series 2019-01A, Class A, 144A	2.560	11/25/31	1,100	1,135,967

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
World Omni Select Auto Trust,
Series 2019-A, Class B	2.170%	12/15/25	1,675	$ 1,630,451
Series 2019-A, Class C	2.380	12/15/25	300	291,651
				41,358,391
Collateralized Loan Obligations 7.0%
AIG CLO Ltd. (Cayman Islands), Series 2019-02A, Class A, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	3.230 (c)	10/25/32	2,000	1,971,974
Allegro CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.227 (c)	01/19/33	5,000	4,835,721
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	2.489 (c)	07/15/30	750	718,064
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	2.488 (c)	07/22/32	1,500	1,420,262

ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	2.499 (c)	07/15/29	250	241,379
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	2.436 (c)	07/16/29	746	718,954
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	2.476 (c)	01/16/30	250	239,857
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	2.569 (c)	10/15/28	1,500	1,468,988
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.148 (c)	11/20/30	1,000	966,040

Battalion CLO Ltd. (Cayman Islands), Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	2.175 (c)	07/17/28	1,250	1,219,754
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.469 (c)	10/15/30	500	485,089
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	2.559 (c)	10/15/32	1,250	1,201,304

Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.469 (c)	04/15/29	750	730,766

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	2.455%(c)	01/20/32	1,500	$ 1,413,923
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	2.365 (c)	04/20/31	750	697,581
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	2.155 (c)	04/20/31	1,000	940,979

CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.335 (c)	10/17/31	1,000	962,441
Elevation CLO Ltd. (Cayman Islands), Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	2.439 (c)	07/15/30	750	712,841
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.021 (c)	04/26/31	1,000	951,882
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	2.741 (c)	02/05/31	250	237,575
HPS Loan Management Ltd. (Cayman Islands), Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.122 (c)	07/22/32	1,250	1,197,362
ICG US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	2.323 (c)	10/23/29	500	482,145
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	2.399 (c)	01/15/31	500	483,450
Limerock CLO LLC (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	2.335 (c)	10/20/26	156	153,722
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.229 (c)	04/21/31	996	951,367
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	2.255 (c)	07/19/28	3,000	2,900,727
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.845 (c)	02/20/31	1,500	1,425,843
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.285 (c)	07/20/31	1,250	1,177,128

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	2.386%(c)	01/16/31	1,250	$ 1,181,951
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.561 (c)	10/12/30	500	469,575
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	2.339 (c)	07/15/31	2,000	1,884,363

Northwoods Capital Ltd. (Cayman Islands), Series 2019-20A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.221 (c)	01/25/30	2,500	2,455,671
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	2.479 (c)	07/15/30	250	244,788
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	2.465 (c)	07/20/32	2,500	2,421,829

Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	2.549 (c)	10/15/32	2,000	1,907,458
OZLM Funding Ltd. (Cayman Islands), Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.348 (c)	10/22/30	992	972,392
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.010 (c)	10/30/30	497	466,327
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	2.525 (c)	07/20/32	1,250	1,161,527

Palmer Square CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	2.265 (c)	01/17/31	1,000	969,302
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	2.166 (c)	07/25/31	250	237,586
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.165 (c)	04/20/31	1,000	949,168
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.061 (c)	01/26/31	1,000	940,403
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	2.425 (c)	10/20/28	250	242,319

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands), (cont’d.)
Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.193%(c)	01/23/29	3,000	$ 2,862,805
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.193 (c)	01/23/29	2,750	2,660,247
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	2.271 (c)	07/25/30	500	476,461
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	2.505 (c)	01/20/32	3,250	3,052,930

Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	2.375 (c)	01/17/30	995	940,210
TICP CLO Ltd. (Cayman Islands), Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	2.275 (c)	01/20/31	1,000	964,333
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	2.595 (c)	07/20/32	1,250	1,189,240
Trinitas CLO Ltd. (Cayman Islands), Series 2017-06A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	2.161 (c)	07/25/29	5,000	4,740,177
Vibrant CLO Ltd. (Cayman Islands), Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.385 (c)	01/20/29	3,000	2,870,143
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	2.429 (c)	10/15/30	750	727,070
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	2.035 (c)	01/18/29	1,000	970,827
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.205 (c)	01/20/31	1,000	954,005

Wellfleet CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.235 (c)	07/17/31	2,500	2,351,442
York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.248 (c)	01/22/31	500	476,068
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	2.589 (c)	07/15/29	248	234,395

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	2.509%(c)	04/15/30	248	$ 230,198
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	2.169 (c)	04/15/29	742	696,349
				73,808,677
Consumer Loans 0.4%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	1.629 (c)	09/14/32	502	495,016
Series 2018-01A, Class A, 144A	3.300	03/14/29	260	253,777
Oportun Funding LLC,
Series 2018-C, Class A, 144A	4.100	10/08/24	500	462,569
Series 2018-D, Class A, 144A	4.150	12/09/24	400	376,072

SoFi Consumer Loan Program Trust, Series 2020-01, Class A, 144A	2.020	01/25/29	2,334	2,275,055
Springleaf Funding Trust, Series 2017-AA, Class A, 144A	2.680	07/15/30	700	685,897
				4,548,386
Credit Cards 0.2%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	2,100	2,366,387
Equipment 0.3%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A	2.410	08/16/24	600	602,141
Series 2017-B, Class A5, 144A	2.720	06/15/40	800	813,475
Series 2018-A, Class A5, 144A	3.610	03/10/42	200	207,897
Series 2019-A, Class A5, 144A	3.080	11/12/41	800	793,055
Series 2019-B, Class A5, 144A	2.290	11/12/41	1,200	1,175,232
				3,591,800
Home Equity Loans 0.1%
Option One Mortgage Loan Trust, Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)	1.222 (c)	08/25/35	1,109	1,091,162

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Manufactured Housing 0.1%
Towd Point Mortgage Trust, Series 2019-MH01, Class A1, 144A	3.000%(cc)	11/25/58	1,171	$ 1,190,247
Other 0.2%
Sierra Timeshare Receivables Funding LLC,
Series 2019-02A, Class A, 144A	2.590	05/20/36	794	768,076
Series 2019-03A, Class A, 144A	2.340	08/20/36	1,064	994,745
				1,762,821
Residential Mortgage-Backed Securities 0.7%
Credit Suisse Mortgage Trust, Series 2018-RPL08, Class A1, 144A	4.125 (cc)	07/25/58	314	309,048
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59	156	148,430
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	337	313,472
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	543	508,627
Series 2019-SL01, Class A, 144A	4.000 (cc)	12/28/54	198	189,187
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750 (cc)	01/25/61	410	413,698
Series 2018-01, Class A1, 144A	3.250 (cc)	05/25/62	558	569,167

RAAC Series Trust, Series 2007-SP03, Class A1, 1 Month LIBOR + 1.200% (Cap 14.000%, Floor 1.200%)	1.687 (c)	09/25/47	132	131,542
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750 (cc)	06/25/57	940	947,376
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	1.087 (c)	02/25/57	618	602,147
Series 2017-06, Class A1, 144A	2.750 (cc)	10/25/57	698	704,880
Series 2018-01, Class A1, 144A	3.000 (cc)	01/25/58	797	810,400
Series 2018-02, Class A1, 144A	3.250 (cc)	03/25/58	602	612,713
Series 2018-05, Class A1, 144A	3.250 (cc)	07/25/58	242	249,641
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.487 (c)	10/25/59	435	428,478
				6,938,806
Student Loans 1.7%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	516	520,774
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	404	413,385
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	405	410,945

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)
Laurel Road Prime Student Loan Trust, (cont’d.)
Series 2018-B, Class A2FX, 144A	3.540%	05/26/43	735	$ 731,129
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	500	503,151
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42	1,300	1,305,830
Series 2018-CA, Class A2, 144A	3.520	06/16/42	600	608,517
Series 2019-CA, Class A2, 144A	3.130	02/15/68	800	803,640
Series 2019-EA, Class A2A, 144A	2.640	05/15/68	800	776,074
Series 2019-FA, Class A2, 144A	2.600	08/15/68	1,600	1,565,347
Series 2019-GA, Class A, 144A	2.400	10/15/68	2,886	2,887,283
Series 2020-BA, Class A2, 144A	2.120	01/15/69	1,100	1,077,086
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840	01/25/41	1,600	1,621,260
Series 2019-A, Class A2FX, 144A	3.690	06/15/48	1,300	1,333,231
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	1,100	1,081,944
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	1,000	1,009,048
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	1,500	1,486,210
				18,134,854

Total Asset-Backed Securities (cost $158,783,369)				154,791,531
Commercial Mortgage-Backed Securities 18.7%
Assurant Commercial Mortgage Trust, Series 2016-01A, Class AS, 144A	3.172	05/15/49	300	299,041
BANK,
Series 2019-BN20, Class A2	2.758	09/15/62	6,800	7,089,128
Series 2019-BN23, Class A2	2.669	12/15/52	2,200	2,279,140
Series 2020-BN25, Class A4	2.399	01/15/63	3,800	3,849,591
Series 2020-BN26, Class A3	2.155	03/15/63	5,000	4,937,952
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	472,741
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	1.536 (c)	03/15/37	6,000	5,654,069
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402	01/15/51	1,070	1,158,631
Series 2018-B03, Class A4	3.761	04/10/51	1,500	1,661,818
Series 2019-B10, Class A3	3.455	03/15/62	2,500	2,740,700
Series 2020-B17, Class A4	2.042	03/15/53	1,800	1,775,435

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

BX Commercial Mortgage Trust, Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	1.614%(c)	12/15/36	2,800	$ 2,691,055
Cantor Commercial Real Estate Lending, Series 2019-CF03, Class A3	2.752	01/15/53	2,900	3,045,646
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	500	505,388
Series 2019-CD08, Class A3	2.657	08/15/57	2,700	2,778,345

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840 (cc)	04/15/52	2,900	2,905,882
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	2,000	2,130,428
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4	2.878	02/10/48	1,100	1,133,443
Series 2016-C03, Class A3	2.896	11/15/49	900	922,205
Series 2017-P08, Class A3	3.203	09/15/50	1,700	1,804,014
Series 2019-C07, Class A3	2.860	12/15/72	4,400	4,623,949
Series 2019-GC41, Class A4	2.620	08/10/56	3,000	3,117,527
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48	1,510	1,553,033
Series 2015-PC01, Class A4	3.620	07/10/50	3,200	3,334,737
Series 2016-COR01, Class A3	2.826	10/10/49	800	809,623

CSAIL Commercial Mortgage Trust, Series 2017-C08, Class A3	3.127	06/15/50	1,200	1,261,909
DBJPM Mortgage Trust, Series 2016-C03, Class A4	2.632	08/10/49	650	669,077
Fannie Mae-Aces,
Series 2016-M07, Class AB2	2.385	09/25/26	68	70,337
Series 2016-M11, Class A2	2.369 (cc)	07/25/26	1,200	1,281,217
Series 2016-M13, Class A2	2.565 (cc)	09/25/26	1,900	1,992,859
Series 2017-M01, Class A2	2.497 (cc)	10/25/26	500	534,910
Series 2017-M04, Class A2	2.670 (cc)	12/25/26	2,500	2,706,953
Series 2017-M08, Class A2	3.061 (cc)	05/25/27	1,900	2,085,060
Series 2018-M04, Class A2	3.147 (cc)	03/25/28	1,325	1,490,424
Series 2018-M10, Class A1	3.497 (cc)	07/25/28	677	758,247
Series 2018-M10, Class A2	3.497 (cc)	07/25/28	2,650	3,038,383
Series 2019-M21, Class 3A1	2.100	06/25/34	7,117	7,298,602
Series 2019-M22, Class A1	2.104	08/25/29	3,688	3,809,099
Series 2019-M25, Class A1	2.142	11/25/29	4,371	4,522,867
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0078, Class AM	3.920	06/25/28	1,025	1,205,776
Series K0091, Class AM	3.566	03/25/29	2,000	2,330,447
Series K057, Class AM	2.624	08/25/26	1,650	1,784,749

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K058, Class A2	2.653%	08/25/26	1,100	$ 1,198,050
Series K068, Class AM	3.315	08/25/27	1,500	1,702,779
Series K069, Class AM	3.248 (cc)	09/25/27	300	334,390
Series K070, Class A2	3.303 (cc)	11/25/27	2,125	2,399,778
Series K070, Class AM	3.364	12/25/27	425	480,667
Series K074, Class A2	3.600	01/25/28	3,600	4,149,230
Series K075, Class AM	3.650 (cc)	02/25/28	1,075	1,237,137
Series K076, Class A2	3.900	04/25/28	2,800	3,301,238
Series K076, Class AM	3.900	04/25/28	800	938,832
Series K077, Class A2	3.850 (cc)	05/25/28	1,670	1,959,964
Series K077, Class AM	3.850 (cc)	05/25/28	340	397,648
Series K079, Class A2	3.926	06/25/28	1,000	1,181,129
Series K079, Class AM	3.930	06/25/28	1,350	1,586,584
Series K080, Class AM	3.986 (cc)	07/25/28	2,500	2,952,423
Series K081, Class AM	3.900 (cc)	08/25/28	1,100	1,292,347
Series K086, Class A2	3.859 (cc)	11/25/28	1,200	1,419,148
Series K086, Class AM	3.919 (cc)	12/25/28	350	414,088
Series K087, Class AM	3.832 (cc)	12/25/28	450	531,503
Series K089, Class AM	3.633 (cc)	01/25/29	11,315	13,216,052
Series K157, Class A2	3.990 (cc)	05/25/33	800	962,616
Series K730, Class AM	3.590 (cc)	01/25/25	4,100	4,495,979
Series KC03, Class A2	3.499	01/25/26	1,350	1,463,142
Series KW08, Class A2	3.600	01/25/29	4,500	5,248,401
Series W5FX, Class AFX	3.336 (cc)	04/25/28	770	847,143
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3	3.119	05/10/50	1,000	1,040,507
Series 2015-GC34, Class A3	3.244	10/10/48	4,400	4,617,220

JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920	02/15/48	1,065	1,103,894
JPMDB Commercial Mortgage Securities Trust, Series 2017-C05, Class A4	3.414	03/15/50	1,400	1,500,573
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	1,000	1,021,442
Series 2016-JP03, Class A4	2.627	08/15/49	700	718,168
Series 2017-JP05, Class A4	3.457	03/15/50	560	602,596
Series 2017-JP07, Class ASB	3.241	09/15/50	575	603,579

LCCM, Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,600	1,664,152
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2	2.790	02/15/48	519	517,658
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	900	921,684
Series 2016-UB11, Class A3	2.531	08/15/49	1,200	1,221,555

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB	3.264%	08/15/50	800	$ 841,780
Series 2017-C03, Class ASB	3.215	08/15/50	900	946,514
Series 2017-C05, Class A4	3.212	11/15/50	1,800	1,906,350
Series 2018-C09, Class A3	3.854	03/15/51	750	827,609
Series 2018-C14, Class A3	4.180	12/15/51	1,400	1,585,464
Series 2019-C18, Class A3	2.782	12/15/52	4,400	4,465,057

UBS-Barclays Commercial Mortgage Trust, Series 2013-C06, Class A4	3.244	04/10/46	101	103,648
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399	08/15/49	1,200	1,136,954
Series 2016-C35, Class A3	2.674	07/15/48	1,900	1,922,836
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,503,349
Series 2017-C38, Class A4	3.190	07/15/50	1,000	1,055,989
Series 2017-RB01, Class A4	3.374	03/15/50	1,400	1,490,543
Series 2018-C46, Class A3	3.888	08/15/51	2,000	2,185,829
Series 2019-C49, Class A3	3.749	03/15/52	3,000	3,211,315
Series 2019-C50, Class A4	3.466	05/15/52	2,500	2,695,357
Series 2019-C52, Class A3	2.631	08/15/52	2,000	2,039,946

Total Commercial Mortgage-Backed Securities (cost $187,265,037)				197,276,273
Corporate Bonds 29.3%
Aerospace & Defense 0.3%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.400	04/15/30	335	362,295
Boeing Co. (The), Sr. Unsec’d. Notes	3.750	02/01/50(a)	830	660,359
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050	06/15/25	281	238,237
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696	09/16/23	375	335,767
General Dynamics Corp., Gtd. Notes	2.875	05/11/20	645	645,343
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832	04/27/25	30	32,281
Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28(a)	450	522,042
				2,796,324

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture 0.3%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	100	$ 102,810
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.789	09/06/24(a)	1,890	1,931,575
Gtd. Notes	3.222	08/15/24	890	922,568
				2,956,953
Airlines 0.2%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	07/15/24	137	121,215
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	82	66,403
Delta Air Lines 2020-1 Class AA Pass Through Trust, Pass-Through Certificates	2.000	12/10/29	690	637,507
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400	04/19/21	665	631,006
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	347	294,995
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	450	380,806
				2,131,932
Auto Manufacturers 0.6%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	1.721 (c)	04/12/21	60	59,076
Gtd. Notes, 144A	2.250	09/15/23	645	641,807
Gtd. Notes, 144A	3.100	04/12/21	80	80,441
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	3.100	05/04/20	295	295,000
Gtd. Notes, 144A	3.350	05/04/21	495	496,041

Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46	285	190,711
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.087	01/09/23	1,125	1,013,639
Sr. Unsec’d. Notes	3.336	03/18/21	515	496,686
Sr. Unsec’d. Notes	3.350	11/01/22	1,390	1,268,709
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	2.170 (c)	04/09/21	130	126,642
Gtd. Notes	3.450	04/10/22	180	173,351
Gtd. Notes	3.550	04/09/21	95	93,546
Gtd. Notes	3.850	01/05/28	490	422,751

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., (cont’d.)
Gtd. Notes	4.350%	01/17/27	180	$ 163,793
Gtd. Notes	5.250	03/01/26	375	362,294
				5,884,487
Banks 8.3%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848	04/12/23	200	207,297
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN	3.593 (ff)	07/21/28	1,595	1,724,749
Sr. Unsec’d. Notes, MTN	2.496 (ff)	02/13/31	2,705	2,732,829
Sr. Unsec’d. Notes, MTN	3.824 (ff)	01/20/28	1,720	1,880,259
Sr. Unsec’d. Notes, MTN	3.974 (ff)	02/07/30	400	448,793
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	200	217,159
Sr. Unsec’d. Notes, MTN	4.271 (ff)	07/23/29	320	363,681
Sr. Unsec’d. Notes, MTN	4.330 (ff)	03/15/50	1,555	1,920,352
Sub. Notes, MTN	4.000	01/22/25	800	863,426
Sub. Notes, MTN	4.450	03/03/26	1,500	1,655,076

Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	2.900	03/26/22	435	447,799
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.950	01/29/23	450	474,152
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.684	01/10/23	480	490,787
Sr. Unsec’d. Notes	3.932 (ff)	05/07/25	1,300	1,357,966
Sr. Unsec’d. Notes	4.375	01/12/26	200	215,908
Sr. Unsec’d. Notes, MTN	4.972 (ff)	05/16/29	400	450,695
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	435	442,370
Sr. Unsec’d. Notes, 144A, MTN	3.052 (ff)	01/13/31	1,080	1,082,650
Sub. Notes, 144A, MTN	4.375	09/28/25	710	755,838
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.375	01/14/25(a)	2,650	2,635,649
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	625	663,266

Capital One NA, Sr. Unsec’d. Notes	2.250	09/13/21	1,080	1,081,813
Citibank NA, Sr. Unsec’d. Notes	3.050	05/01/20	1,750	1,750,000
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666 (ff)	01/29/31	1,400	1,407,154
Sr. Unsec’d. Notes	3.200	10/21/26	290	305,387

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.400%	05/01/26	350	$ 373,440
Sr. Unsec’d. Notes	3.520 (ff)	10/27/28	180	191,408
Sr. Unsec’d. Notes	3.668 (ff)	07/24/28	490	522,832
Sr. Unsec’d. Notes	3.887 (ff)	01/10/28	670	721,513
Sub. Notes	4.400	06/10/25	4,000	4,354,787
Sub. Notes	4.450	09/29/27	840	917,144
Sub. Notes	4.600	03/09/26	945	1,038,617
Sub. Notes	4.750	05/18/46	460	557,619
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.593 (ff)	09/11/25	1,730	1,729,047
Sr. Unsec’d. Notes, 144A	3.869 (ff)	01/12/29	870	920,004
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	350	377,530

Discover Bank, Sr. Unsec’d. Notes	4.200	08/08/23	250	260,513
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.272 (ff)	09/29/25	1,160	1,211,011
Sr. Unsec’d. Notes	3.500	01/23/25	75	79,242
Sr. Unsec’d. Notes	3.625	02/20/24	680	720,597
Sr. Unsec’d. Notes	3.691 (ff)	06/05/28	1,750	1,866,381
Sr. Unsec’d. Notes	3.850	01/26/27	475	513,140
Sr. Unsec’d. Notes	4.223 (ff)	05/01/29	155	171,680
Sr. Unsec’d. Notes, MTN	4.000	03/03/24(a)	685	736,196
Sr. Unsec’d. Notes, Series D, MTN	6.000	06/15/20	215	216,196
Sub. Notes	4.250	10/21/25	250	266,736
Sub. Notes	5.150	05/22/45	335	406,246

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.292 (c)	05/18/21	655	655,188
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	200	210,356
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, Series XR, 144A	4.000	09/23/29(a)	1,790	1,758,492
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II	4.000 (ff)	–(rr)	3,920	3,398,895
Sr. Unsec’d. Notes	2.550	03/01/21	100	101,131
Sr. Unsec’d. Notes	2.950	10/01/26	410	429,782
Sr. Unsec’d. Notes	3.200	01/25/23	100	104,610
Sr. Unsec’d. Notes	3.200	06/15/26	230	245,026
Sr. Unsec’d. Notes	3.300	04/01/26	4,000	4,298,977
Sr. Unsec’d. Notes	3.509 (ff)	01/23/29	210	227,212
Sr. Unsec’d. Notes	3.625	05/13/24	875	943,459
Sr. Unsec’d. Notes	3.964 (ff)	11/15/48	355	417,520

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	4.005%(ff)	04/23/29	3,585	$ 4,002,251
Sub. Notes	3.875	09/10/24	375	402,166
Sub. Notes	4.250	10/01/27	375	420,381

Lloyds Bank PLC (United Kingdom), Gtd. Notes	3.300	05/07/21	1,000	1,020,522
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623	07/18/22	2,400	2,446,205
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	315	332,715
Sr. Unsec’d. Notes, GMTN	3.772 (ff)	01/24/29	760	834,118
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	516,947
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	455	501,080
Sr. Unsec’d. Notes, GMTN	4.431 (ff)	01/23/30	1,200	1,386,884
Sr. Unsec’d. Notes, MTN	2.720 (ff)	07/22/25	1,500	1,543,299
Sr. Unsec’d. Notes, MTN	3.591 (ff)	07/22/28	310	335,435
Sr. Unsec’d. Notes, Series F, MTN	3.875	04/29/24	365	393,528
Sub. Notes, GMTN	4.350	09/08/26	3,800	4,175,817
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.875	09/12/23	220	230,240
Sr. Unsec’d. Notes	4.445 (ff)	05/08/30(a)	720	802,612

Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.571	01/10/23	430	438,167
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	630	641,336
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.348	01/15/25	2,520	2,559,509
Sr. Unsec’d. Notes	2.442	10/19/21	235	238,158

Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	1.875	09/07/21	465	469,521
Truist Bank, Sub. Notes	2.250	03/11/30	2,840	2,755,332
Truist Financial Corp., Sr. Unsec’d. Notes	2.700	01/27/22	350	357,661
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.859 (ff)	08/15/23	570	584,945
Sr. Unsec’d. Notes, 144A	3.000	04/15/21	345	348,920
Sr. Unsec’d. Notes, 144A	3.126 (ff)	08/13/30(a)	1,180	1,220,579

Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.572 (ff)	02/11/31	2,740	2,732,839
				88,208,749

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700%	02/01/36	180	$ 199,730
Gtd. Notes	4.900	02/01/46	650	744,190
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.450	01/23/39	975	1,172,177
Gtd. Notes	5.550	01/23/49	900	1,121,831

Constellation Brands, Inc., Gtd. Notes	4.650	11/15/28	450	513,568
Diageo Capital PLC (United Kingdom), Gtd. Notes	2.125	04/29/32	1,665	1,671,495
Keurig Dr. Pepper, Inc., Gtd. Notes	3.551	05/25/21	370	377,490
				5,800,481
Biotechnology 0.0%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500	09/01/23	220	230,310
Building Materials 0.3%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.500	03/15/30	885	826,749
Sr. Unsec’d. Notes	4.250	12/15/47	395	402,306

Owens Corning, Sr. Unsec’d. Notes	4.400	01/30/48	825	786,606
Vulcan Materials Co., Sr. Unsec’d. Notes	4.700	03/01/48	750	831,484
				2,847,145
Chemicals 0.4%
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	5.875	01/31/50	270	205,956
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22	1,375	1,385,518
LYB International Finance BV, Gtd. Notes	4.000	07/15/23	250	261,088
LYB International Finance III LLC, Gtd. Notes	4.200	05/01/50(a)	1,070	1,080,411
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750	04/15/24	310	343,021

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125%	03/15/35	40	$ 42,676
Sr. Unsec’d. Notes	5.250	01/15/45	340	404,367
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24	200	132,940
Gtd. Notes	6.500	09/27/28	400	261,805
				4,117,782
Commercial Services 0.9%
Cintas Corp. No. 2, Gtd. Notes	2.900	04/01/22	385	397,420
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	580	572,358
Gtd. Notes, 144A	3.300	10/15/22	750	761,709
Gtd. Notes, 144A	4.500	02/15/45	75	73,656

Experian Finance PLC (United Kingdom), Gtd. Notes, 144A	2.750	03/08/30	1,735	1,724,531
Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25	575	591,185
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	700	827,686
PayPal Holdings, Inc., Sr. Unsec’d. Notes	2.850	10/01/29	1,790	1,897,826
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	195,508
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52	637	680,950
University of Notre Dame du Lac, Unsec’d. Notes	3.394	02/15/48	365	440,176
University of Southern California, Unsec’d. Notes	3.028	10/01/39	310	334,994
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.125	03/15/29	1,185	1,295,893
				9,793,892

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 0.4%
Apple, Inc., Sr. Unsec’d. Notes	3.850%	08/04/46	525	$ 639,186
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.680%	1.464 (c)	03/12/21	3,330	3,321,961
				3,961,147
Diversified Financial Services 0.2%
Capital One Financial Corp.,
Sr. Unsec’d. Notes	2.500	05/12/20	700	700,104
Sr. Unsec’d. Notes	3.450	04/30/21	370	375,472

Jefferies Group LLC, Sr. Unsec’d. Notes	6.450	06/08/27	150	166,046
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650	02/16/21	630	639,472
				1,881,094
Electric 3.7%
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	830	1,060,889
Alabama Power Co., Sr. Unsec’d. Notes	2.800	04/01/25	75	79,580
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	736,363
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.200	09/15/49	100	107,762
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	190	196,911
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.700	09/01/49	495	506,763
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes, 144A	3.375	09/15/29	305	322,192
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	46,665
First Mortgage	4.000	03/01/48	115	141,746
First Mortgage, Series 123	3.750	08/15/47	775	916,549
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	49,051
Sr. Unsec’d. Notes, Series E	4.650	12/01/48	720	937,073

Consumers Energy Co., First Mortgage	3.250	08/15/46	155	177,769

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Delmarva Power & Light Co., First Mortgage	4.150%	05/15/45	60	$ 68,182
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series A	4.600	03/15/49	365	448,782
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	55	57,403

DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	370	467,625
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	356,836
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	153,917
Sr. Unsec’d. Notes	3.950	08/15/47	185	215,815
Duke Energy Florida LLC,
First Mortgage	3.200	01/15/27	600	656,935
First Mortgage	3.400	10/01/46	185	209,152
First Mortgage	4.200	07/15/48	205	262,264

Duke Energy Progress LLC, First Mortgage	3.700	10/15/46	75	87,883
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	75	79,431
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.650	09/10/24	655	662,392
Gtd. Notes, 144A	3.500	04/06/28	475	492,812
Gtd. Notes, 144A	3.625	05/25/27	230	240,964
Gtd. Notes, 144A	4.625	09/14/25	240	262,232

Engie Energia Chile SA (Chile), Sr. Unsec’d. Notes, 144A	3.400	01/28/30	200	194,240
Entergy Corp.,
Sr. Unsec’d. Notes	4.000	07/15/22	260	274,856
Sr. Unsec’d. Notes	5.125	09/15/20	250	250,880

Entergy Louisiana LLC, Sec’d. Notes	4.000	03/15/33	170	204,174
Entergy Texas, Inc., First Mortgage	4.500	03/30/39	1,000	1,215,332
Evergy, Inc., Sr. Unsec’d. Notes	2.450	09/15/24	2,135	2,208,177
Eversource Energy, Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	358,923
Florida Power & Light Co., First Mortgage	3.150	10/01/49	1,420	1,639,105
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	217	220,237

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Georgia Power Co., Sr. Unsec’d. Notes, Series B	2.650%	09/15/29	1,005	$ 1,032,089
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	4.250	05/01/30	240	255,320
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	249,094
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	225	281,627
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	851	934,540
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30	915	1,017,230
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.403	09/01/21	2,100	2,134,562
Ohio Power Co., Sr. Unsec’d. Notes	4.150	04/01/48	250	312,826
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	60	64,578
PacifiCorp,
First Mortgage	2.700	09/15/30	890	964,830
First Mortgage	3.300	03/15/51	375	419,583
PECO Energy Co.,
First Mortgage	3.000	09/15/49	180	192,193
First Ref. Mortgage	4.800	10/15/43	120	155,848

Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.600	06/01/29(a)	1,435	1,568,966
PPL Capital Funding, Inc.,
Gtd. Notes	4.000	09/15/47	330	353,923
Gtd. Notes	5.000	03/15/44	170	204,041

PPL Electric Utilities Corp., First Mortgage	3.000	10/01/49	235	251,896
Public Service Co. of Colorado,
First Mortgage	3.200	03/01/50	720	827,161
First Mortgage	4.100	06/15/48	235	302,013
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	388,073
First Mortgage, MTN	3.200	05/15/29	1,265	1,415,072
First Mortgage, MTN	3.600	12/01/47	95	113,019
First Mortgage, MTN	3.700	05/01/28	590	674,468

Puget Sound Energy, Inc., Sr. Sec’d. Notes	3.250	09/15/49	535	585,195

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

San Diego Gas & Electric Co., First Mortgage	4.150%	05/15/48	420	$ 505,272
Southern California Edison Co., First Mortgage	3.650	02/01/50	290	316,689
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	659,575
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	355	411,041
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN	3.000	09/26/27	465	496,302
Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000	06/15/50	1,315	1,552,039
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	58,606
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	4.600	12/01/48	460	618,639
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	535	598,313
Sr. Unsec’d. Notes, Series C	4.000	11/15/46	175	212,926

Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	1,515	1,521,069
Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050	10/15/27	535	578,543
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	555,955
				39,350,978
Electronics 0.1%
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125	06/15/21	275	279,187
Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23	770	786,512
				1,065,699
Engineering & Construction 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	200	168,517
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	179,850
Sr. Sec’d. Notes, 144A	5.500	07/31/47	600	496,193
				844,560

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods 0.8%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875%	05/01/29	280	$ 379,381
Campbell Soup Co., Sr. Unsec’d. Notes	2.375	04/24/30	2,175	2,196,582
J.M. Smucker Co. (The), Sr. Unsec’d. Notes	3.000	03/15/22	115	118,252
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	110	109,709
Gtd. Notes	3.375	06/15/21	605	613,514
Gtd. Notes, 144A	4.875	10/01/49	900	900,440
Kroger Co. (The),
Sr. Unsec’d. Notes	3.300	01/15/21	285	288,210
Sr. Unsec’d. Notes	3.875	10/15/46	65	70,085

Mars, Inc., Gtd. Notes, 144A	3.950	04/01/49	580	704,256
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	500	504,828
Mondelez International, Inc., Sr. Unsec’d. Notes	3.000	05/07/20	390	390,031
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	2.250	08/23/21	985	997,153
Sr. Unsec’d. Notes	5.100	09/28/48(a)	710	925,843
				8,198,284
Forest Products & Paper 0.0%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.600	03/01/25	220	236,215
Gas 0.3%
Atmos Energy Corp., Sr. Unsec’d. Notes	3.375	09/15/49	1,200	1,354,327
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	305	329,519
NiSource, Inc., Sr. Unsec’d. Notes	3.600	05/01/30	395	439,796
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	440	481,248
Southern Co. Gas Capital Corp., Gtd. Notes	2.450	10/01/23	555	564,338
				3,169,228

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products 0.0%
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	235	$ 298,306
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950	09/19/26	105	114,101
				412,407
Healthcare-Services 1.0%
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24	100	106,797
Sr. Unsec’d. Notes	4.500	05/15/42	1,000	1,136,449
Sr. Unsec’d. Notes	6.750	12/15/37	170	234,923

AHS Hospital Corp., Unsec’d. Notes	5.024	07/01/45	200	251,005
Allina Health System, Unsec’d. Notes, Series 2019	3.887	04/15/49	250	268,253
Ascension Health,
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	266,818
Unsec’d. Notes	4.847	11/15/53	500	682,932

Humana, Inc., Sr. Unsec’d. Notes	2.500	12/15/20	620	623,049
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.950	12/01/29	1,595	1,647,766
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.200	07/01/55	75	93,540
Mount Sinai Hospitals Group, Inc., Sec’d. Notes, Series 2019	3.737	07/01/49	1,795	1,838,565
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	40	46,869
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	427,736
Unsec’d. Notes, Series H	2.746	10/01/26	40	40,867
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	1,910	1,995,543
Sr. Unsec’d. Notes	3.500	03/30/25	190	204,163

RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949	07/01/46	175	187,643
Stanford Health Care, Unsec’d. Notes	3.795	11/15/48	450	517,376
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750	07/15/25	90	100,633
				10,670,927

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.700%	04/01/26	35	$ 35,416
Insurance 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes	3.750	07/10/25	410	436,930
Sr. Unsec’d. Notes	4.500	07/16/44	410	455,701

Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	95	116,312
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	122,486
CNA Financial Corp., Sr. Unsec’d. Notes	3.950	05/15/24	1,170	1,236,248
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.951	10/15/50	450	458,801
Gtd. Notes, 144A	4.500	06/15/49	185	203,263

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	115	139,700
Markel Corp.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,671,336
Sr. Unsec’d. Notes	3.625	03/30/23	400	419,229
Sr. Unsec’d. Notes	4.150	09/17/50	1,310	1,344,713
Sr. Unsec’d. Notes	5.000	04/05/46	350	397,952
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	111,159
Gtd. Notes	4.300	11/15/46	140	161,527
Gtd. Notes	4.350	05/15/43	85	96,927

Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44	120	154,652
				7,526,936
Iron/Steel 0.2%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	1,950	1,859,038

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 0.1%
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500%	08/18/26	1,230	$ 1,174,783
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	228,642
				1,403,425
Machinery-Construction & Mining 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600	04/09/30	735	778,447
Machinery-Diversified 0.1%
Deere & Co., Sr. Unsec’d. Notes	2.875	09/07/49	620	629,706
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.875	03/01/25	115	120,692
Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	70	74,883
				825,281
Media 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31	3,225	3,235,569
Sr. Sec’d. Notes	4.800	03/01/50	335	379,089
Sr. Sec’d. Notes	5.375	05/01/47	530	640,065
Sr. Sec’d. Notes	6.384	10/23/35	2,480	3,197,350
Sr. Sec’d. Notes	6.484	10/23/45	95	124,521
Sr. Sec’d. Notes	6.834	10/23/55	250	336,420
Comcast Corp.,
Gtd. Notes	4.150	10/15/28(a)	805	939,240
Gtd. Notes	4.250	10/15/30	275	330,154
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	800	844,046
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	195	207,839
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	1,500	1,585,449
Sr. Unsec’d. Notes, 144A	4.600	08/15/47	500	570,983

Discovery Communications LLC, Gtd. Notes	5.200	09/20/47	177	201,213
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	150	176,711

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

ViacomCBS, Inc., Sr. Unsec’d. Notes	4.375%	03/15/43	1,500	$ 1,442,998
Walt Disney Co. (The), Gtd. Notes	6.400	12/15/35	512	736,163
				14,947,810
Mining 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	190	264,304
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	845	836,213
Gtd. Notes	2.800	10/01/29	1,270	1,304,098

Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750	04/16/40	100	121,750
				2,526,365
Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21	300	300,592
Sr. Unsec’d. Notes	2.750	01/06/23	185	193,466
Sr. Unsec’d. Notes	3.250	02/11/22	95	97,326
				591,384
Office/Business Equipment 0.0%
Xerox Corp., Sr. Unsec’d. Notes	2.750	09/01/20	137	136,864
Oil & Gas 1.6%
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	202	185,648
BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24	855	908,683
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	2.950	01/15/23(a)	1,310	1,269,400
Sr. Unsec’d. Notes	6.250	03/15/38	175	173,698
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47	384	258,808
Sr. Unsec’d. Notes	6.750	11/15/39	350	253,179

CNOOC Finance Ltd. (China), Gtd. Notes	2.875	09/30/29	1,085	1,113,400

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Concho Resources, Inc.,
Gtd. Notes	3.750%	10/01/27	2,000	$ 1,958,613
Gtd. Notes	4.875	10/01/47	55	54,590
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24	2,300	1,916,562
Gtd. Notes	4.500	04/15/23(a)	725	642,239

Helmerich & Payne, Inc., Sr. Unsec’d. Notes	4.650	03/15/25	1,190	1,198,610
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.000	04/15/24	150	138,749
Sr. Unsec’d. Notes	6.800	09/15/37	200	182,511

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/24/25	200	198,481
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	380	352,145
Noble Energy, Inc.,
Sr. Unsec’d. Notes	3.900	11/15/24	425	381,831
Sr. Unsec’d. Notes	5.050	11/15/44	435	318,925
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.600	08/13/21	235	219,955
Sr. Unsec’d. Notes	7.500	05/01/31	100	76,967
Sr. Unsec’d. Notes	7.875	09/15/31	250	191,434

Ovintiv, Inc., Gtd. Notes	6.500	08/15/34	200	125,032
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.500	01/21/21	70	69,158
Gtd. Notes	6.350	02/12/48	154	103,252
Gtd. Notes	6.500	03/13/27	1,020	827,108
Gtd. Notes, 144A	6.490	01/23/27	1,048	851,873
Gtd. Notes, 144A	7.690	01/23/50	398	291,973
Gtd. Notes, MTN	6.750	09/21/47	1,305	891,092
Gtd. Notes, MTN	6.875	08/04/26	870	720,504

Sinopec Group Overseas Development 2018 Ltd. (China), Gtd. Notes, 144A	3.680	08/08/49	585	626,600
Valero Energy Corp., Sr. Unsec’d. Notes	3.400	09/15/26	220	219,420
				16,720,440

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas Services 0.1%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900%	05/17/28	487	$ 468,924
Sr. Unsec’d. Notes, 144A	4.000	12/21/25	33	33,343

Schlumberger Investment SA, Gtd. Notes, 144A	3.300	09/14/21	200	201,021
				703,288
Packaging & Containers 0.1%
WRKCo, Inc., Gtd. Notes	4.650	03/15/26	560	622,956
Pharmaceuticals 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	105	113,940
Sr. Unsec’d. Notes	4.500	05/14/35	550	635,961
Sr. Unsec’d. Notes	4.700	05/14/45	1,330	1,588,695
Sr. Unsec’d. Notes, 144A	4.250	11/21/49	2,295	2,637,761

Allergan Funding SCS, Gtd. Notes	4.550	03/15/35	360	410,249
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	55	58,305
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	1.846 (c)	06/25/21	335	329,058
Gtd. Notes, 144A	3.500	06/25/21	200	203,227

Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.000	10/08/21	150	152,716
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	3.250	08/15/22	125	131,415
Sr. Unsec’d. Notes, 144A	4.125	06/15/39	115	142,005
Sr. Unsec’d. Notes, 144A	4.250	10/26/49	395	514,083
Sr. Unsec’d. Notes, 144A	4.350	11/15/47	475	617,197
Sr. Unsec’d. Notes, 144A	5.000	08/15/45	230	317,296
Cigna Corp.,
Gtd. Notes	4.375	10/15/28	1,950	2,232,342
Gtd. Notes, 144A	3.250	04/15/25	270	288,121
Gtd. Notes, 144A	3.400	03/01/27	325	348,058
Gtd. Notes, 144A	4.500	02/25/26	700	795,013
Sr. Unsec’d. Notes	2.400	03/15/30(a)	780	786,611
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	2,025	2,279,489
Sr. Unsec’d. Notes	4.780	03/25/38	85	100,118

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
CVS Health Corp., (cont’d.)
Sr. Unsec’d. Notes	5.125%	07/20/45	465	$ 584,133
Sr. Unsec’d. Notes	5.300	12/05/43	155	194,391

Mylan, Inc., Gtd. Notes	5.200	04/15/48	1,250	1,426,235
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	225	234,455
Gtd. Notes	3.200	09/23/26	1,220	1,323,831
				18,444,705
Pipelines 1.2%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	555	578,177
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21	50	47,476
Energy Transfer Operating LP,
Gtd. Notes	4.950	06/15/28	430	422,453
Gtd. Notes	5.000	05/15/50	565	502,052
Gtd. Notes	6.250	04/15/49	910	908,969
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51	445	422,105
Gtd. Notes	3.950	01/31/60	485	451,563

Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/20	600	603,789
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	03/15/45	275	238,020
MPLX LP,
Sr. Unsec’d. Notes	4.000	02/15/25	130	123,840
Sr. Unsec’d. Notes	4.500	04/15/38	270	239,709
Sr. Unsec’d. Notes	4.875	06/01/25	200	194,996
Sr. Unsec’d. Notes	5.200	03/01/47	5	4,768
Sr. Unsec’d. Notes	5.500	02/15/49	210	209,310

ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	300	281,032
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	2,415	1,946,712
Gtd. Notes	4.450	09/01/49	1,000	765,858
Gtd. Notes	4.500	03/15/50	195	154,644
Gtd. Notes	4.950	07/13/47	85	70,092

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%	10/01/26	310	$ 301,639
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	350	298,883
Sr. Unsec’d. Notes	4.650	10/15/25	1,000	944,953
Sr. Unsec’d. Notes	4.700	06/15/44	170	140,755
Sr. Unsec’d. Notes	5.150	06/01/42	105	89,661

Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	140	138,186
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	293,283
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600	03/15/48	500	553,387
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	665	648,250
Sr. Unsec’d. Notes	5.300	03/01/48	320	240,758
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	350	356,735
Sr. Unsec’d. Notes	4.300	03/04/24	325	333,519
Sr. Unsec’d. Notes	4.850	03/01/48	55	56,334
Sr. Unsec’d. Notes	5.400	03/04/44	400	414,599
				12,976,507
Real Estate Investment Trusts (REITs) 0.6%
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	3.250	07/15/26	1,000	1,003,466
Simon Property Group LP, Sr. Unsec’d. Notes	2.000	09/13/24	2,300	2,167,258
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700	02/15/27	775	749,332
Sr. Unsec’d. Notes	3.625	03/15/24	1,500	1,520,765

Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625	09/15/23	425	455,302
				5,896,123
Retail 0.5%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	940	952,428
Costco Wholesale Corp., Sr. Unsec’d. Notes	1.750	04/20/32	790	785,467

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Dollar General Corp., Sr. Unsec’d. Notes	4.125%	04/03/50	1,515	$ 1,765,274
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200	05/15/28	850	912,200
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	3.200	04/15/30	710	709,647
				5,125,016
Semiconductors 0.3%
Broadcom, Inc.,
Gtd. Notes, 144A	3.125	04/15/21	485	488,081
Gtd. Notes, 144A	3.125	10/15/22	375	388,668
Gtd. Notes, 144A	5.000	04/15/30	2,040	2,289,022
				3,165,771
Software 0.2%
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700	03/01/21	200	203,948
Microsoft Corp.,
Sr. Unsec’d. Notes	3.950	08/08/56	405	531,337
Sr. Unsec’d. Notes	4.450	11/03/45	191	257,884
Sr. Unsec’d. Notes	4.500	02/06/57	840	1,202,831
				2,196,000
Telecommunications 1.2%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400	06/15/22	850	885,152
Sr. Unsec’d. Notes	3.400	05/15/25	275	291,454
Sr. Unsec’d. Notes	3.600	07/15/25	50	53,546
Sr. Unsec’d. Notes	3.800	02/15/27	200	215,487
Sr. Unsec’d. Notes	4.300	02/15/30	170	191,470
Sr. Unsec’d. Notes	4.500	05/15/35	60	67,035
Sr. Unsec’d. Notes	4.500	03/09/48	1,125	1,280,981
Sr. Unsec’d. Notes	4.550	03/09/49	575	657,580
Sr. Unsec’d. Notes	4.850	03/01/39	2,100	2,421,206
Sr. Unsec’d. Notes	4.900	08/15/37	550	634,404
Sr. Unsec’d. Notes	5.250	03/01/37	445	527,142
Sr. Unsec’d. Notes	5.450	03/01/47	685	865,245

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	2,000	2,008,197

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A	4.375%	04/15/40	380	$ 428,375
Sr. Sec’d. Notes, 144A	4.500	04/15/50	505	584,372
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33	290	360,137
Sr. Unsec’d. Notes	4.600	04/01/21	100	103,305
Sr. Unsec’d. Notes	4.862	08/21/46	1,025	1,383,778
				12,958,866
Transportation 0.2%
CSX Corp., Sr. Unsec’d. Notes	2.600	11/01/26	420	442,496
Kansas City Southern, Gtd. Notes	3.500	05/01/50	1,585	1,575,505
				2,018,001
Water 0.3%
American Water Capital Corp.,
Sr. Unsec’d. Notes	2.800	05/01/30	1,580	1,684,338
Sr. Unsec’d. Notes	3.750	09/01/47	25	28,556
Sr. Unsec’d. Notes	4.000	12/01/46	145	173,627

Essential Utilities, Inc., Sr. Unsec’d. Notes	2.704	04/15/30	1,380	1,416,108
				3,302,629

Total Corporate Bonds (cost $300,863,357)				309,319,862
Municipal Bonds 0.8%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	40	45,633
California 0.2%
Bay Area Toll Authority, Taxable, Revenue Bonds	2.574	04/01/31	1,405	1,451,379
City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	300	398,670

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
University of California,
Taxable, Revenue Bonds, Series AP	3.931%	05/15/45	30	$ 34,665
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	34,695
				1,919,409
Illinois 0.1%
State of Illinois,
General Obligation Unlimited	5.100	06/01/33	450	405,612
General Obligation Unlimited, Series A	5.000	10/01/22	110	109,935
General Obligation Unlimited, Series D	5.000	11/01/22	895	894,302
				1,409,849
New Jersey 0.1%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	384,363
North Carolina 0.1%
North Carolina State Education Assistance Authority, Taxable, Revenue Bonds, Series 2011-002, Class A3, 3 Month LIBOR + 0.800%	1.791 (c)	07/25/36	700	666,386
Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	100,086
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	207,387
				307,473
Texas 0.3%
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.985	02/01/39	775	1,066,524
Grand Parkway Transportation Corp., Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	987,753
Permanent University Fund - University of Texas System, Taxable, Revenue Bonds, Series A	3.376	07/01/47	555	631,229
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Series B	3.922	12/31/49	340	346,110
				3,031,616

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179%	09/01/2117	130	$ 155,848

Total Municipal Bonds (cost $7,786,954)				7,920,577
Residential Mortgage-Backed Securities 3.5%
Alternative Loan Trust, Series 2003-J03, Class 2A1	6.250	12/25/33	4	3,817
Banc of America Funding Trust, Series 2015-R04, Class 4A1, 144A	3.500 (cc)	01/27/30	37	36,178
BCAP LLC Trust, Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	195	158,813
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	2.187 (c)	10/25/27	7	6,474
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.087 (c)	04/25/28	222	214,265
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.587 (c)	07/25/29	348	339,508
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	2.087 (c)	07/25/29	450	391,393
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 2.000%)	4.485 (c)	12/25/57	437	436,366
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.985 (c)	01/25/57	578	558,770
Series 2017-06, Class A1, 144A	3.015 (cc)	06/25/57	833	811,767
Series 2017-08, Class A1, 144A	3.000 (cc)	12/25/65	639	626,744

Credit Suisse First Boston Mortgage Securities Corp., Series 2003-08, Class 5A1	6.500	04/25/33	4	3,724
Credit Suisse Mortgage Trust,
Series 2019-11R, Class 1A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	2.706 (c)	09/25/45	1,296	1,228,742
Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)^	2.347 (c)	12/25/59	2,970	2,970,388

Eagle Re Ltd. (Bermuda), Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	2.287 (c)	04/25/29	121	113,895
Fannie Mae REMICS,
Series 2011-141, Class MZ	4.500	01/25/42	698	785,639
Series 2014-11, Class VB	4.500	04/25/42	500	582,951

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Freddie Mac REMICS,
Series 4249, Class GW	3.500%	10/15/41	1,720	$ 1,903,298
Series 4661, Class BV	3.500	12/15/36	1,000	1,063,616
Series 4717, Class PA	3.000	04/15/45	955	1,005,651
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.787 (c)	03/25/29	43	42,638
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	1.787 (c)	04/25/29	91	90,447
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.687 (c)	07/25/29	138	137,735
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	1.237 (c)	03/25/30	496	492,265
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	1.237 (c)	09/25/48	123	122,300
Series 2019-HRP01, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	1.237 (c)	02/25/49	131	130,887

Freddie Mac Structured Pass-Through Certificates, Series T-59, Class 1A2	7.000	10/25/43	98	122,052
GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	2,783	2,508,750
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	07/20/43	1,436	1,526,099
Series 2016-46, Class JE	2.500	11/20/45	507	529,320
Series 2017-101, Class AB	2.500	07/20/47	1,054	1,103,917
Series 2018-07, Class GA	3.000	02/20/47	930	960,314

GSR Mortgage Loan Trust, Series 2005-AR06, Class 2A1	4.091 (cc)	09/25/35	32	30,727
Home Re Ltd. (Bermuda), Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	2.137 (c)	05/25/29	93	87,216
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59	283	263,695
Series 2019-PR01, Class A1, 144A	3.858	09/25/59	1,615	1,538,005
Series 2020-GS01, Class A1, 144A	2.882	10/25/59	1,077	1,016,466

LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	2.485 (c)	04/01/24	201	192,793
MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750 (cc)	03/25/57	155	159,287
Mill City Mortgage Loan Trust, Series 2019-01, Class A1, 144A	3.250 (cc)	10/25/69	385	395,599

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Mortgage Insurance-Linked Notes, Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.437%(c)	02/25/30	200	$ 192,043
MRA Issuance Trust, Series 2019-03, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)^	1.964 (c)	05/31/20	5,000	4,975,000
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A	4.000 (cc)	12/25/57	446	466,132
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	1.237 (c)	01/25/48	174	167,957

Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.887 (c)	07/25/29	119	117,186
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	1.137 (c)	06/25/57	392	377,381
Park Avenue Funding Trust, Series 2020-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)^	1.938 (c)	08/27/21	1,295	1,294,744
Radnor Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.887 (c)	03/25/28	67	66,304
Seasoned Credit Risk Transfer Trust, Series 2019-02, Class MA	3.500	08/25/58	1,274	1,363,511
Sequoia Mortgage Trust 10, Series 10, Class 2A1, 1 Month LIBOR + 0.760% (Cap 11.750%, Floor 0.380%)	1.478 (c)	10/20/27	28	25,816
Station Place Securitization Trust, Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)	1.137 (c)	08/25/52	2,917	2,918,748
Structured Asset Mortgage Investments II Trust, Series 2005-AR05, Class A1, 1 Month LIBOR + 0.250% (Cap 11.000%, Floor 0.250%)	0.968 (c)	07/19/35	32	27,871
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	3.270 (c)	06/25/42	59	50,991
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	3.270 (c)	08/25/42	4	3,669
Series 2005-AR13, Class A1A1, 1 Month LIBOR + 0.290% (Cap 10.500%, Floor 0.290%)	1.530 (c)	10/25/45	422	392,508

Total Residential Mortgage-Backed Securities (cost $37,524,692)				37,132,372

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds 0.8%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%	10/11/27	840	$ 892,639
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.375	07/12/21	200	203,126
Sr. Unsec’d. Notes	5.000	06/15/45	370	370,053
Sr. Unsec’d. Notes	7.375	09/18/37	175	215,617

Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290	285,505
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	4.450	02/11/24	200	210,548
Sr. Unsec’d. Notes, EMTN	3.750	04/25/22	200	203,339
Sr. Unsec’d. Notes, EMTN	4.750	01/08/26	200	216,492
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24	200	206,224
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23	200	208,125
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22	400	414,242
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24	400	431,777

Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	6.125	03/09/21	260	270,169
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.500	04/16/50	200	224,396
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300	03/15/28	335	385,929
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26	100	106,800
Sr. Unsec’d. Notes, Series GX	2.600	04/16/24	140	150,045

Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140	02/27/26	100	132,088
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875	04/23/23	335	355,420
Sr. Unsec’d. Notes, 144A	5.103	04/23/48	370	460,022

Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000	03/17/23	100	104,693
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21	435	439,971
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23	460	471,316
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25	320	341,968
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A	2.500	06/08/22	400	414,121
Sr. Unsec’d. Notes, 144A	3.250	06/01/23	200	214,426

Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000	06/05/20	250	250,484

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975%	04/20/55	540	$ 610,251
Sr. Unsec’d. Notes	5.100	06/18/50	60	68,059

Total Sovereign Bonds (cost $8,500,210)				8,857,845
U.S. Government Agency Obligations 20.0%
Federal Home Loan Mortgage Corp.	2.000	01/01/32	730	753,881
Federal Home Loan Mortgage Corp.	2.500	01/01/29	484	506,827
Federal Home Loan Mortgage Corp.	2.500	07/01/31	663	697,561
Federal Home Loan Mortgage Corp.	2.500	01/01/32	337	354,210
Federal Home Loan Mortgage Corp.	2.500	10/01/32	879	924,483
Federal Home Loan Mortgage Corp.	2.500	12/01/32	1,690	1,769,086
Federal Home Loan Mortgage Corp.	2.500	09/01/46	463	484,658
Federal Home Loan Mortgage Corp.	2.500	11/01/49	1,256	1,314,546
Federal Home Loan Mortgage Corp.	3.000	02/01/32	1,434	1,521,089
Federal Home Loan Mortgage Corp.	3.000	01/01/37	382	405,458
Federal Home Loan Mortgage Corp.	3.000	12/01/37	188	198,557
Federal Home Loan Mortgage Corp.	3.000	07/01/43	576	615,321
Federal Home Loan Mortgage Corp.	3.000	06/01/46	1,323	1,404,640
Federal Home Loan Mortgage Corp.	3.000	12/01/46	1,100	1,162,798
Federal Home Loan Mortgage Corp.	3.000	01/01/47	1,197	1,267,562
Federal Home Loan Mortgage Corp.	3.000	11/01/49	1,940	2,049,243
Federal Home Loan Mortgage Corp.	3.000	12/01/49	3,430	3,623,247
Federal Home Loan Mortgage Corp.	3.500	11/01/28	500	534,931
Federal Home Loan Mortgage Corp.	3.500	11/01/37	385	410,666
Federal Home Loan Mortgage Corp.	3.500	06/01/42	505	544,962
Federal Home Loan Mortgage Corp.	3.500	06/01/42	539	581,786
Federal Home Loan Mortgage Corp.	3.500	07/01/42	552	597,077
Federal Home Loan Mortgage Corp.	3.500	09/01/42	622	670,943
Federal Home Loan Mortgage Corp.	3.500	10/01/42	699	755,071
Federal Home Loan Mortgage Corp.	3.500	06/01/43	356	384,502
Federal Home Loan Mortgage Corp.	3.500	05/01/45	510	548,790
Federal Home Loan Mortgage Corp.	3.500	01/01/47	368	391,882
Federal Home Loan Mortgage Corp.	3.500	02/01/47	942	1,004,929
Federal Home Loan Mortgage Corp.	3.500	11/01/47	761	809,565
Federal Home Loan Mortgage Corp.	3.500	08/01/48	429	454,039
Federal Home Loan Mortgage Corp.	3.500	10/01/48	1,683	1,778,685
Federal Home Loan Mortgage Corp.	4.000	12/01/40	171	186,933
Federal Home Loan Mortgage Corp.	4.000	01/01/41	365	397,011
Federal Home Loan Mortgage Corp.	4.000	04/01/42	530	579,699
Federal Home Loan Mortgage Corp.	4.000	10/01/45	274	298,315
Federal Home Loan Mortgage Corp.	4.000	02/01/46	4,253	4,648,288
Federal Home Loan Mortgage Corp.	4.000	05/01/46	307	333,119

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	4.000%	08/01/46	355	$ 386,223
Federal Home Loan Mortgage Corp.	4.000	11/01/47	375	402,588
Federal Home Loan Mortgage Corp.	4.000	04/01/48	683	731,258
Federal Home Loan Mortgage Corp.	4.000	05/01/48	693	739,760
Federal Home Loan Mortgage Corp.	4.000	07/01/48	1,050	1,120,546
Federal Home Loan Mortgage Corp.	4.500	06/01/42	167	184,889
Federal Home Loan Mortgage Corp.	4.500	09/01/44	208	230,010
Federal Home Loan Mortgage Corp.	4.500	07/01/45	528	586,237
Federal Home Loan Mortgage Corp.	4.500	04/01/47	3,087	3,350,046
Federal Home Loan Mortgage Corp.	4.500	07/01/47	313	337,435
Federal Home Loan Mortgage Corp.	4.500	07/01/47	641	696,254
Federal Home Loan Mortgage Corp.	4.500	11/01/47	1,292	1,403,723
Federal Home Loan Mortgage Corp.	4.500	02/01/48	379	410,807
Federal Home Loan Mortgage Corp.	4.500	07/01/48	1,055	1,139,547
Federal Home Loan Mortgage Corp.	5.000	08/01/40	309	352,714
Federal Home Loan Mortgage Corp.	5.000	12/01/47	526	572,486
Federal Home Loan Mortgage Corp.	5.000	02/01/48	700	762,485
Federal National Mortgage Assoc.	1.625	01/07/25	1,545	1,621,294
Federal National Mortgage Assoc.	2.000	10/01/34	1,100	1,134,534
Federal National Mortgage Assoc.	2.375	01/19/23	280	295,423
Federal National Mortgage Assoc.	2.500	TBA	1,500	1,559,390
Federal National Mortgage Assoc.	2.500	02/05/24(k)	645	694,158
Federal National Mortgage Assoc.	2.500	05/01/30	449	471,417
Federal National Mortgage Assoc.	2.500	04/01/31	1,326	1,398,128
Federal National Mortgage Assoc.	2.500	11/01/31	333	350,843
Federal National Mortgage Assoc.	2.500	12/01/34	479	500,886
Federal National Mortgage Assoc.	2.500	02/01/43	133	139,141
Federal National Mortgage Assoc.	2.500	09/01/46	392	407,734
Federal National Mortgage Assoc.	2.500	10/01/46	293	306,583
Federal National Mortgage Assoc.	2.500	10/01/46	388	406,671
Federal National Mortgage Assoc.	2.500	09/01/49	685	713,773
Federal National Mortgage Assoc.	2.500	10/01/49	484	504,527
Federal National Mortgage Assoc.	2.500	11/01/49	2,439	2,540,487
Federal National Mortgage Assoc.	3.000	TBA	3,500	3,694,688
Federal National Mortgage Assoc.	3.000	06/01/30	273	288,986
Federal National Mortgage Assoc.	3.000	05/01/31	128	135,180
Federal National Mortgage Assoc.	3.000	12/01/31	362	382,604
Federal National Mortgage Assoc.	3.000	05/01/32	369	389,209
Federal National Mortgage Assoc.	3.000	09/01/32	171	180,715
Federal National Mortgage Assoc.	3.000	11/01/36	325	344,575
Federal National Mortgage Assoc.	3.000	10/01/42	319	341,049
Federal National Mortgage Assoc.	3.000	10/01/42	547	584,340
Federal National Mortgage Assoc.	3.000	02/01/43	323	347,063
Federal National Mortgage Assoc.	3.000	04/01/43	576	615,721
Federal National Mortgage Assoc.	3.000	06/01/43	725	774,926

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.000%	12/01/45	896	$ 962,030
Federal National Mortgage Assoc.	3.000	05/01/46	1,773	1,880,831
Federal National Mortgage Assoc.	3.000	10/01/46	5,234	5,549,658
Federal National Mortgage Assoc.	3.000	11/01/46	1,320	1,400,789
Federal National Mortgage Assoc.	3.000	03/01/47	1,143	1,210,317
Federal National Mortgage Assoc.	3.000	04/01/47	2,724	2,877,415
Federal National Mortgage Assoc.	3.000	12/01/49	1,970	2,080,488
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 2.000% (Cap 9.375%, Floor 2.000%)	3.125 (c)	08/01/24	6	6,177
Federal National Mortgage Assoc.	3.500	12/01/29	181	191,393
Federal National Mortgage Assoc.	3.500	12/01/30	164	173,222
Federal National Mortgage Assoc.	3.500	07/01/31	882	936,373
Federal National Mortgage Assoc.	3.500	08/01/31	578	612,112
Federal National Mortgage Assoc.	3.500	02/01/33	352	372,622
Federal National Mortgage Assoc.	3.500	05/01/33	187	197,872
Federal National Mortgage Assoc.	3.500	10/01/41	214	231,538
Federal National Mortgage Assoc.	3.500	04/01/42	441	476,414
Federal National Mortgage Assoc.	3.500	05/01/42	449	484,714
Federal National Mortgage Assoc.	3.500	05/01/42	2,191	2,371,351
Federal National Mortgage Assoc.	3.500	06/01/42	1,053	1,140,144
Federal National Mortgage Assoc.	3.500	10/01/42	545	589,836
Federal National Mortgage Assoc.	3.500	10/01/42	729	786,787
Federal National Mortgage Assoc.	3.500	10/01/42	1,175	1,268,592
Federal National Mortgage Assoc.	3.500	06/01/43	351	378,852
Federal National Mortgage Assoc.	3.500	06/01/45	493	529,572
Federal National Mortgage Assoc.	3.500	06/01/45	965	1,036,954
Federal National Mortgage Assoc.	3.500	09/01/45	622	668,811
Federal National Mortgage Assoc.	3.500	10/01/45	851	914,897
Federal National Mortgage Assoc.	3.500	01/01/46	286	307,575
Federal National Mortgage Assoc.	3.500	01/01/46	660	709,764
Federal National Mortgage Assoc.	3.500	04/01/46	8,658	9,273,734
Federal National Mortgage Assoc.	3.500	11/01/46	344	366,152
Federal National Mortgage Assoc.	3.500	07/01/47	928	986,197
Federal National Mortgage Assoc.	3.500	08/01/47	464	494,567
Federal National Mortgage Assoc.	3.500	11/01/47	3,711	3,943,996
Federal National Mortgage Assoc.	3.500	01/01/48	629	668,233
Federal National Mortgage Assoc.	3.500	01/01/48	796	856,151
Federal National Mortgage Assoc.	3.500	04/01/48	1,976	2,097,895
Federal National Mortgage Assoc.	3.500	08/01/48	1,910	2,018,431
Federal National Mortgage Assoc.	3.500	10/01/48	1,335	1,412,953
Federal National Mortgage Assoc.	3.500	11/01/48	734	779,832
Federal National Mortgage Assoc.	4.000	09/01/40	338	370,396
Federal National Mortgage Assoc.	4.000	11/01/40	1,717	1,878,736
Federal National Mortgage Assoc.	4.000	02/01/41	593	648,312

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	4.000%	02/01/41	841	$ 920,426
Federal National Mortgage Assoc.	4.000	12/01/41	493	539,911
Federal National Mortgage Assoc.	4.000	10/01/43	503	550,664
Federal National Mortgage Assoc.	4.000	09/01/44	323	353,363
Federal National Mortgage Assoc.	4.000	10/01/44	762	831,976
Federal National Mortgage Assoc.	4.000	12/01/45	269	292,496
Federal National Mortgage Assoc.	4.000	04/01/46	312	336,251
Federal National Mortgage Assoc.	4.000	08/01/46	515	554,665
Federal National Mortgage Assoc.	4.000	09/01/46	2,811	3,044,346
Federal National Mortgage Assoc.	4.000	02/01/47	2,059	2,199,527
Federal National Mortgage Assoc.	4.000	03/01/47	1,378	1,513,677
Federal National Mortgage Assoc.	4.000	06/01/47	1,199	1,282,084
Federal National Mortgage Assoc.	4.000	10/01/47	346	369,434
Federal National Mortgage Assoc.	4.000	11/01/47	712	759,979
Federal National Mortgage Assoc.	4.000	12/01/47	715	762,394
Federal National Mortgage Assoc.	4.000	02/01/48	700	747,111
Federal National Mortgage Assoc.	4.000	10/01/48	667	737,366
Federal National Mortgage Assoc.	4.500	08/01/40	151	167,985
Federal National Mortgage Assoc.	4.500	04/01/41	172	191,408
Federal National Mortgage Assoc.	4.500	06/01/41	426	472,536
Federal National Mortgage Assoc.	4.500	08/01/41	238	264,241
Federal National Mortgage Assoc.	4.500	08/01/41	562	624,961
Federal National Mortgage Assoc.	4.500	08/01/44	465	516,732
Federal National Mortgage Assoc.	4.500	01/01/45	280	310,997
Federal National Mortgage Assoc.	4.500	11/01/47	431	467,850
Federal National Mortgage Assoc.	4.500	06/01/48	830	896,905
Federal National Mortgage Assoc.	4.500	12/01/48	794	855,890
Federal National Mortgage Assoc.	4.500	02/01/49	270	291,507
Federal National Mortgage Assoc.	5.000	09/01/30	34	37,179
Federal National Mortgage Assoc.	5.000	03/01/42	510	580,761
Federal National Mortgage Assoc.	5.000	10/01/47	710	772,464
Federal National Mortgage Assoc.	5.000	01/01/48	113	122,651
Federal National Mortgage Assoc.	5.500	01/01/40	186	209,765
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250% (Cap 12.726%, Floor 5.696%)	5.695 (c)	12/01/30	1	624
Federal National Mortgage Assoc.	6.000	10/01/36	116	133,645
Federal National Mortgage Assoc.	6.000	07/01/41	118	136,294
Federal National Mortgage Assoc.	6.625	11/15/30(k)	485	749,346
Federal National Mortgage Assoc.	7.125	01/15/30(k)	80	123,667
Government National Mortgage Assoc.	2.500	12/20/46	713	756,375
Government National Mortgage Assoc.	3.000	07/20/42	884	946,182
Government National Mortgage Assoc.	3.000	03/20/43	611	653,185
Government National Mortgage Assoc.	3.000	08/20/43	117	124,834
Government National Mortgage Assoc.	3.000	09/20/43	225	240,304

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	3.000%	01/20/44	203	$ 216,895
Government National Mortgage Assoc.	3.000	05/20/45	299	319,643
Government National Mortgage Assoc.	3.000	08/15/45	305	324,257
Government National Mortgage Assoc.	3.000	05/20/46	1,947	2,078,906
Government National Mortgage Assoc.	3.000	07/20/46	3,102	3,312,030
Government National Mortgage Assoc.	3.000	08/20/46	170	181,712
Government National Mortgage Assoc.	3.000	10/20/46	956	1,020,466
Government National Mortgage Assoc.	3.000	03/20/47	1,821	1,940,202
Government National Mortgage Assoc.	3.000	01/20/48	279	296,926
Government National Mortgage Assoc.	3.000	08/20/48	3,647	3,886,291
Government National Mortgage Assoc.	3.500	01/15/42	147	157,577
Government National Mortgage Assoc.	3.500	12/20/42	423	463,087
Government National Mortgage Assoc.	3.500	01/20/43	623	682,324
Government National Mortgage Assoc.	3.500	02/20/43	282	308,911
Government National Mortgage Assoc.	3.500	08/20/43	1,086	1,184,319
Government National Mortgage Assoc.	3.500	10/20/43	1,418	1,543,871
Government National Mortgage Assoc.	3.500	03/20/45	187	200,980
Government National Mortgage Assoc.	3.500	04/20/45	1,094	1,177,784
Government National Mortgage Assoc.	3.500	04/20/46	2,085	2,246,554
Government National Mortgage Assoc.	3.500	07/20/46	1,363	1,463,567
Government National Mortgage Assoc.	3.500	10/20/46	2,517	2,704,975
Government National Mortgage Assoc.	3.500	12/20/46	2,344	2,502,474
Government National Mortgage Assoc.	3.500	01/20/47	757	807,362
Government National Mortgage Assoc.	3.500	05/20/47	1,646	1,762,108
Government National Mortgage Assoc.	3.500	11/20/47	1,214	1,296,693
Government National Mortgage Assoc.	3.500	01/20/48	871	930,405
Government National Mortgage Assoc.	3.500	10/20/48	561	595,983
Government National Mortgage Assoc.	3.500	11/20/48	1,015	1,076,653
Government National Mortgage Assoc.	3.500	02/20/49	1,301	1,381,169
Government National Mortgage Assoc.	4.000	12/20/40	362	400,376
Government National Mortgage Assoc.	4.000	06/20/41	139	154,365
Government National Mortgage Assoc.	4.000	11/15/41	200	216,915
Government National Mortgage Assoc.	4.000	12/20/42	303	334,909
Government National Mortgage Assoc.	4.000	04/20/43	227	251,487
Government National Mortgage Assoc.	4.000	10/20/43	222	244,519
Government National Mortgage Assoc.	4.000	12/20/43	474	521,109
Government National Mortgage Assoc.	4.000	09/20/44	271	296,956
Government National Mortgage Assoc.	4.000	08/20/45	538	585,535
Government National Mortgage Assoc.	4.000	10/20/45	250	270,654
Government National Mortgage Assoc.	4.000	03/20/46	480	518,837
Government National Mortgage Assoc.	4.000	11/20/46	371	401,375
Government National Mortgage Assoc.	4.000	03/20/47	407	441,270
Government National Mortgage Assoc.	4.000	05/20/47	659	715,138
Government National Mortgage Assoc.	4.000	07/20/47	2,694	2,898,032
Government National Mortgage Assoc.	4.000	11/20/47	1,758	1,885,765

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.000%	12/20/47	413	$ 442,709
Government National Mortgage Assoc.	4.000	07/20/48	953	1,017,745
Government National Mortgage Assoc.	4.000	08/20/48	327	350,396
Government National Mortgage Assoc.	4.000	09/20/48	816	874,959
Government National Mortgage Assoc.	4.000	11/20/48	345	370,877
Government National Mortgage Assoc.	4.000	01/20/49	439	467,648
Government National Mortgage Assoc.	4.000	02/20/49	944	1,005,951
Government National Mortgage Assoc.	4.000	03/20/49	593	630,818
Government National Mortgage Assoc.	4.500	12/20/41	690	777,910
Government National Mortgage Assoc.	4.500	10/20/43	112	122,718
Government National Mortgage Assoc.	4.500	01/20/44	138	151,477
Government National Mortgage Assoc.	4.500	04/20/44	481	528,845
Government National Mortgage Assoc.	4.500	03/20/45	122	133,523
Government National Mortgage Assoc.	4.500	07/20/46	280	307,197
Government National Mortgage Assoc.	4.500	08/20/46	235	257,610
Government National Mortgage Assoc.	4.500	11/20/46	224	246,020
Government National Mortgage Assoc.	4.500	01/20/47	1,394	1,534,070
Government National Mortgage Assoc.	4.500	01/20/48	257	276,660
Government National Mortgage Assoc.	4.500	02/20/48	1,745	1,896,193
Government National Mortgage Assoc.	4.500	03/20/48	183	197,152
Government National Mortgage Assoc.	4.500	07/20/48	352	377,567
Government National Mortgage Assoc.	4.500	08/20/48	127	135,709
Government National Mortgage Assoc.	4.500	12/20/48	679	730,013
Government National Mortgage Assoc.	5.000	10/20/37	9	10,342
Government National Mortgage Assoc.	5.000	09/20/40	132	148,469
Government National Mortgage Assoc.	5.000	04/20/45	69	77,274
Government National Mortgage Assoc.	5.000	08/20/45	282	311,646
Government National Mortgage Assoc.	6.000	12/15/39	171	197,458

Total U.S. Government Agency Obligations (cost $203,648,565)				211,862,378
U.S. Treasury Obligations 8.0%
U.S. Treasury Bonds	2.375	11/15/49	930	1,176,159
U.S. Treasury Bonds	3.000	11/15/45	4,410	6,061,683
U.S. Treasury Bonds	3.125	08/15/44	21,080	29,208,975
U.S. Treasury Bonds	3.375	05/15/44	10,000	14,364,063
U.S. Treasury Notes	0.500	03/31/25	644	648,327
U.S. Treasury Notes	1.125	02/28/22	885	899,865
U.S. Treasury Notes	1.250	08/31/24	7,255	7,539,532
U.S. Treasury Notes	2.250	11/15/25	5,500	6,044,844
U.S. Treasury Strips Coupon	2.222 (s)	02/15/41	1,590	1,208,338
U.S. Treasury Strips Coupon	2.226 (s)	05/15/39	1,730	1,373,661
U.S. Treasury Strips Coupon	2.229 (s)	08/15/42	160	117,431
U.S. Treasury Strips Coupon	2.324 (s)	05/15/42	6,220	4,602,314

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	2.340%(s)	02/15/43(k)	3,590	$ 2,606,957
U.S. Treasury Strips Coupon	2.346 (s)	11/15/40	760	580,895
U.S. Treasury Strips Coupon	2.375 (s)	11/15/41	755	563,979
U.S. Treasury Strips Coupon	2.380 (s)	05/15/41	1,590	1,201,754
U.S. Treasury Strips Coupon	2.394 (s)	11/15/43	2,087	1,492,123
U.S. Treasury Strips Coupon	2.434 (s)	11/15/45	575	398,704
U.S. Treasury Strips Coupon	2.436 (s)	02/15/46	415	286,318
U.S. Treasury Strips Coupon	2.524 (s)	11/15/39(k)	2,980	2,339,766
U.S. Treasury Strips Coupon	2.570 (s)	02/15/31(k)	2,110	1,924,633

Total U.S. Treasury Obligations (cost $82,930,869)				84,640,321

Total Long-Term Investments (cost $987,303,053)				1,011,801,159

	Shares
Short-Term Investments 5.5%
Affiliated Mutual Funds 5.5%
PGIM Core Ultra Short Bond Fund(w)	45,459,036	45,459,036
PGIM Institutional Money Market Fund (cost $12,285,068; includes $12,275,627 of cash collateral for securities on loan)(b)(w)	12,299,657	12,297,197

Total Affiliated Mutual Funds (cost $57,744,104)		57,756,233
Options Purchased*~ 0.0%
(cost $184,358)		297,644

Total Short-Term Investments (cost $57,928,462)		58,053,877
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.2% (cost $1,045,231,515)		1,069,855,036
Options Written*~ (0.0)%
(premiums received $64,974)		(5,609)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.2% (cost $1,045,166,541)		1,069,849,427
Liabilities in excess of other assets(z) (1.2)%		(13,040,477)

Net Assets 100.0%		$ 1,056,808,950

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $9,132,422 and 0.9% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,042,475; cash collateral of $12,275,627 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$126.00	119	119	$ —
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$127.00	61	61	—
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$132.00	119	119	1,859
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$133.00	61	61	953
Total Exchange Traded (cost $177,637)						$2,812

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	1,177	$ 20,400
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	1,144	20,030
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	2,860	46,309
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	5,678	93,346
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	5,760	97,661
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	1,144	17,086
Total OTC Traded (cost $6,721)							$294,832
Total Options Purchased (cost $184,358)							$297,644
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$129.00	237	237	$(3,703)
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$130.00	122	122	(1,906)
Total Options Written (premiums received $64,974)						$(5,609)
Futures contracts outstanding at April 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
229	2 Year U.S. Treasury Notes	Jun. 2020	$50,478,399	$ 15,314
558	5 Year U.S. Treasury Notes	Jun. 2020	70,020,284	1,141,751
128	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	28,772,000	270,348
				1,427,413

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Futures contracts outstanding at April 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
454	10 Year U.S. Treasury Notes	Jun. 2020	$63,134,375	$ (731,887)
117	10 Year U.S. Ultra Treasury Notes	Jun. 2020	18,372,656	(605,714)
67	20 Year U.S. Treasury Bonds	Jun. 2020	12,129,094	(19,784)
				(1,357,385)
				$ 70,028
Credit default swap agreement outstanding at April 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities - Sell Protection(2)^:
Towd Point Mortgage Trust	07/25/56	0.450%(M)	5,399	*	$(107,710)	$—	$(107,710)	Citigroup Global Markets, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	3,100	4.030%	$(143,548)	$27,624	$(171,172)	Bank of America, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	*	$(59,822)	$(23,976)	$(35,846)	Morgan Stanley & Co. International PLC
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at April 30, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,092	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	$ (1,376)	$ 88,507	$ 89,883
29,565	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	664,554	664,554

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at April 30, 2020 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
215	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	$ —	$ 3,248	$ 3,248
685	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(37,366)	(37,366)
9,298	08/15/29	1.611%(A)	1 Day USOIS(1)(A)	2,944	(1,092,118)	(1,095,062)
924	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	(17,132)	14,616	31,748
175	11/15/45	0.553%(A)	1 Day USOIS(1)(A)	—	864	864
690	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	—	(78,223)	(78,223)
2,248	11/15/45	1.253%(A)	1 Day USOIS(1)(A)	(15,857)	(368,489)	(352,632)
1,270	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(326,681)	(326,681)
1,807	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	(14,655)	(14,655)
				$(31,421)	$(1,145,743)	$(1,114,322)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).